Financial instruments	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Financial instruments
19. Financial instruments

	As at March 31,
	2021		2022
Financial Assets:
Cash and cash equivalents	₹	169,793	₹	103,836
Investments
Financial instruments at FVTPL		23,502		18,039
Financial instruments at FVTOCI		141,954		219,802
Financial instruments at Amortized cost		20,827		22,923

Other financial assets
Trade receivables		98,656		119,984
Unbilled receivables		27,124		60,809
Other assets		13,333		48,998
Derivative assets		4,080		3,038

	₹	499,269	₹	597,429

Financial Liabilities:
Trade payables and other liabilities
Trade payables and accrued expenses	₹	76,512	₹	99,034
Lease liabilities		21,182		24,233
Other liabilities		3,761		36,071
Loans, borrowings and bank overdrafts		83,332		151,696
Derivative liabilities		1,070		633

	₹	185,857	₹	311,667

Offsetting financial assets and liabilities
The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized other financial assets presented in the statement of financial position
As at March 31, 2021	₹	146,709	₹	(7,596)	₹	139,113
As at March 31, 2022	₹	239,897	₹	(10,106)	₹	229,791
	Financial liabilities
	Gross amounts of recognized trade payables and other payables		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized trade payables and other payables presented in the statement of financial position

As at March 31, 2021	₹	87,869	₹	(7,596)	₹	80,273
As at March 31, 2022	₹	145,211	₹	(10,106)	₹	135,105

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis and hence are not offset.
Fair value
Financial assets and liabilities include cash and cash equivalents, trade receivables, unbilled receivables, finance lease receivables, employee and other advances, eligible current and non-current
assets, loans, borrowings and bank overdrafts, trade payables and accrued expenses, and eligible current liabilities and non-current
liabilities.
The fair value of cash and cash equivalents, trade receivables, unbilled receivables, loans, borrowings and bank overdrafts, trade payables and accrued expenses, other current financial assets and liabilities approximate their carrying amount largely due to the short-term nature of these instruments. The Company’s long-term debt has been contracted at market rates of interest. Accordingly, the carrying value of such long-term debt approximates fair value. Further, finance lease receivables are periodically evaluated based on individual credit worthiness of customers. Based on this evaluation, the Company records allowance for estimated losses on these receivables. As at March 31, 2021 and 2022, the carrying value of such receivables, net of allowances approximates the fair value.
Investments in short-term mutual funds and fixed maturity plans, which are classified as FVTPL are measured using net asset values at the reporting date multiplied by the quantity held. Fair value of investments in non-convertible
debentures, government securities, commercial papers, certificate of deposits and bonds classified as FVTOCI is determined based on the indicative quotes of price and yields prevailing in the market at the reporting date. Fair value of investments in equity instruments classified as FVTOCI or FVTPL is determined using market multiples method.
The fair value of derivative financial instruments is determined based on observable market inputs including currency spot and forward rates, yield curves, currency volatility etc.
Fair value hierarchy
The table below analyses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
Level
 1
– Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level
 2
– Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level
 3
– Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).
There were no transfers between Level 1, 2 and 3 during the year ended March 31, 2022.
The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

Particular	As at March 31, 2021								As at March 31, 2022
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	2,998	₹	—	₹	2,998	₹	—	₹	2,242	₹	—	₹	2,242	₹	—
Others		1,082		—		1,082		—		796		—		796		—
Investments:
Short-term mutual funds		23,502		23,502		—		—		15,550		15,550		—		—
Fixed maturity plan mutual funds		—		—		—		—		513		—		513		—
Equity instruments		10,572		26		319		10,227		16,939		41		574		16,324
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds		131,382		2,217		129,165		—		204,839		1,251		203,588		—
Liabilities
Derivative instruments:
Cash flow hedges	₹	(816)	₹	—	₹	(816)	₹	—	₹	(299)	₹	—	₹	(299)	₹	—
Others		(254)		—		(254)		—		(334)		—		(334)		—
Contingent consideration		(2,293)		—		—		(2,293)		(4,329)		—		—		(4,329)

The following methods and assumptions were used to estimate the fair value of the level 2 financial instruments included in the above table.
Derivative instruments (assets and liabilities):
The Company enters derivative financial instruments with various counterparties, primarily banks with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward contracts and foreign exchange option contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black Scholes models (for option valuation), using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying. As at March 31, 2022, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.
Investment in
non-convertible
debentures, government securities, commercial papers, certificate of deposits and bonds:
Fair value of these instruments is derived based on the indicative quotes of price and yields prevailing in the market as at reporting date.
Investment in equity instruments and fixed maturity plan mutual funds:
Fair value of these instruments is derived based on the indicative quotes of price prevailing in the market as at reporting date.
The following methods and assumptions were used to estimate the fair value of the level 3 financial instruments included in the above table.
Investment in equity instruments:
Fair value of these instruments is determined using market multiples method.

Details of assets and liabilities considered under Level 3 classification

	As at March 31,
Investment in equity instruments	2021		2022
Balance at the beginning of the year	₹	9,178	₹	10,227
Additions		1,575		3,973
Disposals		(1,256)		(7,697)
Transfers out of level 3		(27)		—
Unrealized gain recognized in statement of income (Refer to Note 2 8 )		—		40
Gain recognized in other comprehensive income		1,009		9,423
Translation adjustment		(252)		358

Balance at the end of the year	₹	10,227	₹	16,324

	As at March 31,
Contingent consideration	2021		2022
Balance at the beginning of the year	₹	—	₹	(2,293)
Additions		(2,293)		(2,533)
Reversals		—		468
Payouts		—		309
Finance expense recognized in statement of income		(25)		(117)
Translation adjustment		25		(163)

Balance at the end of the year	₹	(2,293)	₹	(4,329)
During the year ended March 31, 2021, as a result of acquisition by another investor, the Company sold its shares in CloudGenix and Emailage Corp at a fair value of
₹
 1,256 and recognized a cumulative gain of
₹
 884 in other comprehensive income.
During the year ended March 31, 2022, as a result of acquisition by another investor, the Company sold its shares in Ensono Holdings, LLC, Cloudknox Security Inc. and IntSights Cyber Intelligence Limited at a fair value of
₹
 7,573 and recognized a cumulative gain of
₹
 2,848 in other comprehensive income.

Derivative assets and liabilities:
The Company is exposed to foreign currency fluctuations on foreign currency assets / liabilities, forecasted cash flows denominated in foreign currency and net investment in foreign operations. The Company follows established risk management policies, including the use of derivatives to hedge foreign currency assets / liabilities, foreign currency forecasted cash flows and net investment in foreign operations. The counter parties in these derivative instruments are primarily banks and the Company considers the risks of non-performance
by the counterparty as
non-material.
The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2021				2022
	Notional		Fair value		Notional		Fair value
Designated derivative instruments

Sell: Forward contracts	USD	1,577	₹	2,293	USD	1,413	₹	509
	€	109	₹	114	€	191	₹	668
	£	96	₹	(254)	£	173	₹	645
	AUD	103	₹	(246)	AUD	170	₹	(217)
Range forward option contracts	USD	138	₹	385	USD	493	₹	217
	€	20	₹	24	€	6	₹	8
	£	55	₹	(116)	£	28	₹	119
	AUD	34	₹	(18)	AUD	11	₹	(6)

Non-designated derivative instruments
Sell: Forward contracts *	USD	1,638	₹	480	USD	1,452	₹	536
	€	99	₹	202	€	109	₹	1
	£	104	₹	98	£	91	₹	81
	AUD	29	₹	11	AUD	47	₹	(122)
	SGD	9	₹	5	SGD	4	₹	(1)
	ZAR	22	₹	(1)	ZAR	8	₹	^
	CAD	30	₹	3	CAD	47	₹	(25)
	SAR	137	₹	(1)	SAR	33	₹	(1)
	PLN	8	₹	2	PLN	14	₹	(2)
	CHF	10	₹	13	CHF	5	₹	(5)
	QAR	15	₹	(6)	QAR	11	₹	(4)
	TRY	47	₹	42	TRY	30	₹	6
	NOK	4	₹	^	NOK	13	₹	(3)
	OMR	2	₹	(1)	OMR	2	₹	^
	SEK	42	₹	10	SEK	17	₹	(2)
	JPY	370	₹	6	JPY	513	₹	20
	DKK	—	₹	—	DKK	2	₹	^
Buy: Forward contracts	SEK	37	₹	(15)	SEK	22	₹	2
	DKK	45	₹	(12)	DKK	16	₹	(2)
	CHF	2	₹	(6)	CHF	2	₹	(1)
	RMB	30	₹	(2)	RMB	—	₹	—
	AED	9	₹	^	AED	26	₹	^
	JPY	—	₹	—	JPY	447	₹	(18)
	CNH	—	₹	—	CNH	11	₹	^
	NOK	—	₹	—	NOK	12	₹	(1)
Interest Rate Swaps	INR	—	₹	—	INR	4,750	₹	3

			₹	3,010			₹	2,405

*	USD 1,638 and USD 1,452 includes USD/PHP sell forward of USD 244 and USD 86 as at March 31, 2021 and 2022, respectively.
^	Value is less than ₹ 1
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.
The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2021		2022
Balance as at the beginning of the year	₹	(2,876)	₹	2,182

Changes in fair value of effective portion of derivatives		4,753		3,943
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions *		305		(4,182)

Gain/(loss) on cash flow hedging derivatives, net	₹	5,058	₹	(239)

Balance as at the end of the year		2,182		1,943
Deferred tax thereon		(452)		(466)

Balance as at the end of the year, net of deferred ta x	₹	1,730	₹	1,477

*
Includes net (gain)/loss reclassified to revenue of
₹
 58 and
₹
 (4,979) for the year ended March 31, 2021 and 2022, respectively and net (gain)/loss reclassified to cost of revenues of
₹
 247 and
₹
 797 for the year ended March 31, 2021 and 2022, respectively.

The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2022 are expected to occur and be reclassified to the consolidated statement of income over a period of one year.
As at March 31, 2021 and 2022 there were no significant gains or losses on derivative transactions or portions thereof that have become ineffective as hedges or associated with an underlying exposure that did not occur.
Sale of financial assets
From time to time, in the normal course of business, the Company transfers accounts receivables, unbilled receivables, net investment in finance lease receivables (financial assets) to banks. Under the terms of the arrangements, the Company surrenders control over the financial assets and transfer is without recourse. Accordingly, such transfers are recorded as sale of financial assets. Gains and losses on sale of financial assets without recourse are recorded at the time of sale based on the carrying value of the financial assets and fair value of servicing liability. The incremental impact of such transactions on our cash flow and liquidity for the year ended March 31, 2020, 2021 and 2022 is not material.
In certain cases, transfer of financial assets may be with recourse. Under arrangements with recourse, the Company is obligated to repurchase the uncollected financial assets, subject to limits specified in the agreement with the banks. These are reflected as part of loans and borrowings in the consolidated statement of financial position.
Financial risk management
Market Risk
Market risk is the risk of loss of future earnings, to fair values or to future cash flows that may result from a change in the price of a financial instrument. The value of a financial instrument may change as a result of changes in the interest rates, foreign currency exchange rates and other market changes that affect market risk sensitive instruments. Market risk is attributable to all market risk sensitive financial instruments including investments, foreign currency receivables, payables and loans and borrowings.
The Company’s exposure to market risk is a function of investment and borrowing activities and revenue generating activities in foreign currency. The objective of market risk management is to avoid excessive exposure of the Company’s earnings and equity to losses.
Risk Management Procedures
The Company manages market risk through a corporate treasury department, which evaluates and exercises independent control over the entire process of market risk management. The corporate treasury department recommends risk management objectives and policies, which are approved by senior management and Audit Committee. The activities of this department include management of cash resources, implementing hedging strategies for foreign currency exposures, borrowing strategies, and ensuring compliance with market risk limits and policies.
Foreign currency risk
The Company operates internationally, and a major portion of its business is transacted in several currencies. Consequently, the Company is exposed to foreign exchange risk through receiving payment for sales and services in the United States of America and elsewhere and making purchases from overseas suppliers in various foreign currencies. The exchange rate risk primarily arises from foreign exchange revenue, receivables, cash balances, forecasted cash flows, payables and foreign currency loans and borrowings. A significant portion of the Company’s revenue is in the U.S. Dollar, the Pound Sterling, the Euro, the Canadian Dollar and the Australian Dollar, while a large portion of costs are in Indian rupees. The exchange rate between the rupee and these currencies has fluctuated significantly in recent years and may continue to fluctuate in the future. Appreciation of the rupee against these currencies can adversely affect the Company’s results of operations.
The Company evaluates exchange rate exposure arising from these transactions and enters foreign currency derivative instruments to mitigate such exposure. The Company follows established risk management policies, including the use of derivatives like foreign exchange forward/option contracts to hedge forecasted cash flows denominated in foreign currency.
The Company has designated certain derivative instruments as cash flow hedges to mitigate the foreign exchange exposure of forecasted highly probable cash flows. The Company also designates foreign currency borrowings as hedge against respective net investments in foreign operations.
As at March 31, 2022, a
₹
 1 increase in the spot exchange rate of the Indian rupee with the U.S. dollar would result in approximately
₹
 3,159 (consolidated statement of income
₹
 1,366 and other comprehensive income
₹
 1,793) decrease in the fair value, and a
₹
 1 decrease would result in approximately
₹
 3,165 (consolidated statement of income
₹
 1,366 and other comprehensive income
₹
 1,799) increase in the fair value of foreign currency dollar denominated derivative instruments (forward and option contracts).
The below table presents foreign currency risk from
non-derivative
financial instruments as at March 31, 2021 and 2022:

	As at March 31, 2021
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	33,421	₹	9,094	₹	9,334	₹	4,101	₹	1,436	₹	4,196	₹	61,582
Unbilled receivables		9,255		1,681		1,740		803		283		821		14,583
Contract assets		5,111		1,121		2,755		838		102		536		10,463
Cash and cash equivalents		11,838		1,385		2,052		765		1,876		2,728		20,644
Other assets		73,212		3,981		9,116		2		891		3,479		90,681
Lease Liabilities		(3,800)		(2,684)		(1,575)		(202)		(117)		(1,548)		(9,926)
Trade payables, accrued expenses and other liabilities		(23,187)		(3,569)		(4,370)		(1,415)		(350)		(2,622)		(35,513)

Net assets/ (liabilities)	₹	105,850	₹	11,009	₹	19,052	₹	4,892	₹	4,121	₹	7,590	₹	152,514

	As at March 31, 2022
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	34,969	₹	9,429	₹	10,016	₹	4,455	₹	1,711	₹	4,078	₹	64,658
Unbilled receivables		22,003		3,928		3,522		2,159		872		2,335		34,819
Contract assets		4,239		3,417		3,968		1,194		168		957		13,943
Cash and cash equivalents		13,603		2,808		966		537		1,936		2,649		22,499
Other assets		44,559		3,980		354		519		626		1,319		51,357
Lease Liabilities		(3,813)		(3,449)		(958)		(189)		(83)		(1,420)		(9,912)
Trade payables, accrued expenses and other liabilities		(28,907)		(9,087)		(9,784)		(1,725)		(663)		(6,193)		(56,359)

Net assets/ (liabilities)	₹	86,653	₹	11,026	₹	8,084	₹	6,950	₹	4,567	₹	3,725	₹	121,005

#	Other currencies reflect currencies such as Swiss Franc, Singapore Dollar, UAE Dirhams etc.
As at March 31, 2021 and 2022, respectively, every 1% increase/decrease in the respective foreign currencies compared to functional currency of the Company would impact results by approximately
₹
 1,525 and
₹
 1,210, respectively.
Interest rate risk
Interest rate risk primarily arises from floating rate borrowing, including various revolving and other lines of credit. The Company’s investments are primarily in short-term investments, which do not expose it to significant interest rate risk. From time to time, the Company manages its net exposure to interest rate risk relating to borrowings by entering into interest rate swap agreements, which allows it to exchange periodic payments based on a notional amount and agreed upon fixed and floating interest rates. Certain borrowings are also transacted at fixed interest rates. If interest rates were to increase by 100 bps as on March 31, 2022, additional net annual interest expense on floating rate borrowing would amount to approximately
₹
 951.
Credit risk
Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. To manage this, the Company periodically assesses the credit rating and financial reliability of customers, considering the financial condition, current economic trends, forward looking macroeconomic information, analysis of historical bad debts and ageing of accounts receivable. Individual risk limits are set accordingly. No single customer accounted for more than 10% of the accounts receivable as at March 31, 2021 and 2022, or revenues for the year ended March 31, 2020, 2021 and 2022. There is no significant concentration of credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities, settlement risk on derivative and money
market contracts and credit risk on cash and time deposits. Issuer risk is minimized by only buying securities which are at least AA rated in India based on Indian rating agencies. Settlement and credit risk is reduced by the policy of entering into transactions with counterparties that are usually banks or financial institutions with acceptable credit ratings. Exposure to these risks are closely monitored and maintained within predetermined parameters. There are limits on credit exposure to any financial institution. The limits are regularly assessed and determined based upon credit analysis including financial statements and capital adequacy ratio reviews.
Liquidity risk
Liquidity risk is defined as the risk that the Company will not be able to settle or meet its obligations on time or at a reasonable price. The Company’s corporate treasury department is responsible for liquidity and funding as well as settlement management. In addition, processes and policies related to such risks are overseen by senior management. Management monitors the Company’s net liquidity position through rolling forecasts based on the expected cash flows. As at March 31, 2022, cash and cash equivalents are held with major banks and financial institutions.
The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2021
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total

Loans, borrowings and bank overdrafts *	₹	83,332	₹	77,609	₹	166	₹	7,441	₹	—	₹	85,216
Lease Liabilities *		21,182		8,398		6,317		6,017		2,091		22,823
Trade payables and accrued expenses		76,512		76,512		—		—		—		76,512
Derivative liabilities		1,070		1,070		—		—		—		1,070
Other liabilities #		3,761		1,473		1,330		1,077		—		3,880

	As at March 31, 2022
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	151,696	₹	97,693	₹	912	₹	1,706	₹	57,261	₹	157,572
Lease Liabilities *		24,233		9,872		6,947		6,913		2,344		26,076
Trade payables and accrued expenses		99,034		99,034		—		—		—		99,034
Derivative liabilities		633		585		10		38		—		633
Other liabilities #		36,071		33,126		2,833		220		—		36,179

*	Includes future cash outflow towards estimated interest on borrowings and lease liabilities.
#	Includes future cash outflow towards estimated interest on contingent consideration
The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2021		2022
Cash and cash equivalents	₹	169,793	₹	103,836
Investments—Current		175,707		241,655
Loans, borrowings and bank overdrafts		(83,332)		(151,696)

	₹	262,168	₹	193,795